INTANGIBLE ASSETS (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 6,947
2014	5,537
2015	4,905
2016	3,899
2017	2,335
2018 and thereafter	6,038
Finite-Lived Intangible Assets, Net	$ 29,661	$ 27,401